Consolidated Statements of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Preferred Stock	Paid-in Capital/Warrants	Retained Earnings (Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss), Net
Beginning balance at Dec. 31, 2008	$ 216,001	$ 1,928	$ 43,787	$ 99,788	$ 70,278	$ (1,839)	$ 2,059
Beginning balance, shares at Dec. 31, 2008		19,172	2
Comprehensive income (loss) :
Net income (loss)	(146,686)				(146,686)
Net unrealized gain on securities	1,399						1,399
Net reclassification adjustment	(1,450)						(1,450)
Comprehensive income (loss)	(146,737)
Cash dividends at $0.01 per common share	(191)				(191)
Cash dividends on preferred shares	(389)				(389)
Stock based compensation expense	401			401
Common stock issued for stock based employee benefit plans, shares		10
Common stock issued for stock based employee benefit plans	266			(505)		771
Dividend reinvestment plan, shares		10
Dividend reinvestment plan	31			(182)		213
Issuance of common stock, shares		39,675
Issuance of common stock	85,676	3,959		81,717
Clawback of one-half of warrants	(3,123)			(3,123)
Accretion on preferred stock discount			1,212		(1,212)
Ending balance at Dec. 31, 2009	151,935	5,887	44,999	178,096	(78,200)	(855)	2,008
Ending balance, shares at Dec. 31, 2009		58,867	2
Comprehensive income (loss) :
Net income (loss)	(33,203)				(33,203)
Net unrealized gain on securities	1,572						1,572
Net reclassification adjustment	(1,747)						(1,747)
Comprehensive income (loss)	(33,378)
Stock based compensation expense	351			351
Common stock issued for stock based employee benefit plans, shares		145
Common stock issued for stock based employee benefit plans	244	9		(445)		681
Dividend reinvestment plan, shares		10
Dividend reinvestment plan	20			(154)		173
Issuance of common stock, shares		34,465
Issuance of common stock	47,127	3,453		43,674
Accretion on preferred stock discount			1,249		(1,249)
Ending balance at Dec. 31, 2010	166,299	9,349	46,248	221,522	(112,652)	(1)	1,833
Ending balance, shares at Dec. 31, 2010		93,487	2
Comprehensive income (loss) :
Net income (loss)	6,667				6,667
Net unrealized gain on securities	3,612						3,612
Net reclassification adjustment	(217)						(217)
Comprehensive income (loss)	10,062
Cash dividends on preferred shares	(6,875)				(6,875)
Stock based compensation expense	273			273
Common stock issued for stock based employee benefit plans, shares		1,200
Common stock issued for stock based employee benefit plans	318	120		253	(43)	(12)
Accretion on preferred stock discount			1,249		(1,249)
Ending balance at Dec. 31, 2011	$ 170,077	$ 9,469	$ 47,497	$ 222,048	$ (114,152)	$ (13)	$ 5,228
Ending balance, shares at Dec. 31, 2011		94,687	2